Revenue (Details) - Schedule of contract balances - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Contract Balances Abstract
Trade receivables	£ 19,467	£ 14,796
Contract assets	1,385	3,451
Contract liabilities	£ (30,358)	£ (7,911)